UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-22114

Name of Registrant: Vanguard Montgomery Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Item 1: Schedule of Investments

Vanguard Market Neutral Fund

Schedule of Investments
September 30, 2010

		Market Value
	Shares	($000)
Common Stocks - Long Positions (96.9%)
Consumer Discretionary (17.0%)
† Sotheby's	14,800	545
* † TRW Automotive Holdings Corp.	12,700	528
† Macy's Inc.	21,300	492
† Williams-Sonoma Inc.	15,400	488
* † Liberty Media Corp. - Capital	9,200	479
* † Fossil Inc.	8,900	479
* † Ford Motor Co.	37,600	460
† Limited Brands Inc.	17,000	455
* † Signet Jewelers Ltd.	13,900	441
† Advance Auto Parts Inc.	7,300	428
* † Panera Bread Co. Class A	4,800	425
* Hanesbrands Inc.	16,400	424
† Starbucks Corp.	16,500	422
† TJX Cos. Inc.	9,300	415
† Wyndham Worldwide Corp.	14,900	409
† Cablevision Systems Corp. Class A	15,500	406
† Whirlpool Corp.	5,000	405
* † Cheesecake Factory Inc.	15,100	400
* † Big Lots Inc.	11,700	389
† Ross Stores Inc.	7,100	388
† Time Warner Cable Inc.	6,900	373
† Gap Inc.	19,900	371
† Gannett Co. Inc.	29,000	355
* † Valassis Communications Inc.	10,300	349
† Dillard's Inc. Class A	14,300	338
† Darden Restaurants Inc.	7,700	330
* † Liberty Media Corp. - Interactive	24,000	329
† Brinker International Inc.	17,300	326
† McGraw-Hill Cos. Inc.	9,400	311
† DISH Network Corp. Class A	15,400	295
† DR Horton Inc.	25,700	286
* HSN Inc.	8,100	242
* † Skechers U.S.A. Inc. Class A	9,200	216
* † New York Times Co. Class A	26,000	201
* Deckers Outdoor Corp.	3,800	190
Leggett & Platt Inc.	7,500	171
* Career Education Corp.	7,300	157
Polaris Industries Inc.	2,300	150
Coach Inc.	2,900	125
DeVry Inc.	2,500	123
Jones Apparel Group Inc.	6,100	120
* Chipotle Mexican Grill Inc. Class A	600	103
* Tenneco Inc.	3,400	99
* ITT Educational Services Inc.	1,300	91

Comcast Corp. Class A	4,200	76
† Time Warner Inc.	1,600	49
		14,654
Consumer Staples (4.3%)
† Reynolds American Inc.	7,300	434
† Ruddick Corp.	12,200	423
* † Smithfield Foods Inc.	22,000	370
† Tyson Foods Inc. Class A	23,100	370
† Dr Pepper Snapple Group Inc.	9,667	343
† ConAgra Foods Inc.	15,400	338
† Del Monte Foods Co.	25,400	333
† Herbalife Ltd.	5,200	314
† Hershey Co.	6,100	290
Coca-Cola Enterprises Inc.	4,800	149
† Clorox Co.	1,800	120
Corn Products International Inc.	2,800	105
Sara Lee Corp.	3,800	51
† Lorillard Inc.	300	24
		3,664
Energy (6.9%)
* † Whiting Petroleum Corp.	5,000	478
† Chevron Corp.	5,600	454
† ConocoPhillips	7,700	442
† Anadarko Petroleum Corp.	7,700	439
† Pioneer Natural Resources Co.	6,600	429
* † Oil States International Inc.	8,600	400
† Peabody Energy Corp.	8,100	397
† Ship Finance International Ltd.	20,300	395
* † Newfield Exploration Co.	6,800	391
† Cimarex Energy Co.	5,600	371
† Core Laboratories NV	4,200	370
† SM Energy Co.	9,700	363
RPC Inc.	14,300	303
Sunoco Inc.	5,800	212
* Forest Oil Corp.	6,800	202
Southern Union Co.	4,900	118
* McMoRan Exploration Co.	6,500	112
Devon Energy Corp.	700	45
		5,921
Financials (18.5%)
† Ameriprise Financial Inc.	9,600	454
† Macerich Co.	10,500	451
† CBL & Associates Properties Inc.	33,900	443
† Franklin Resources Inc.	4,100	438
American Express Co.	10,400	437
Piedmont Office Realty Trust Inc. Class A	22,900	433
† Vornado Realty Trust	5,000	428
† Assurant Inc.	10,500	427
† Capital One Financial Corp.	10,800	427
* † CNA Financial Corp.	15,200	426
† RenaissanceRe Holdings Ltd.	7,000	420

† Endurance Specialty Holdings Ltd.	10,300	410
† Torchmark Corp.	7,700	409
East West Bancorp Inc.	25,100	409
† Jefferies Group Inc.	17,700	402
PNC Financial Services Group Inc.	7,600	395
† M&T Bank Corp.	4,800	393
* † St. Joe Co.	15,700	391
† First Citizens BancShares Inc. Class A	2,100	389
† Raymond James Financial Inc.	15,200	385
† Camden Property Trust	8,000	384
† American Financial Group Inc.	12,500	382
† Unitrin Inc.	15,600	380
† Mercury General Corp.	9,200	376
* † Arch Capital Group Ltd.	4,400	369
† Bank of Hawaii Corp.	8,200	368
† Chubb Corp.	6,400	365
* † Forest City Enterprises Inc. Class A	28,000	359
† Prosperity Bancshares Inc.	10,900	354
† Travelers Cos. Inc.	6,700	349
† BOK Financial Corp.	7,700	348
* † Credit Acceptance Corp.	5,700	345
† Highwoods Properties Inc.	9,200	299
† Fulton Financial Corp.	30,800	279
Allied World Assurance Co. Holdings Ltd.	4,400	249
Goldman Sachs Group Inc.	1,700	246
Ventas Inc.	4,200	217
† Prudential Financial Inc.	3,900	211
Apartment Investment & Management Co.	9,400	201
* CIT Group Inc.	4,400	180
Erie Indemnity Co. Class A	3,200	179
Platinum Underwriters Holdings Ltd.	4,000	174
International Bancshares Corp.	9,500	160
Montpelier Re Holdings Ltd.	8,100	140
Duke Realty Corp.	12,000	139
Hospitality Properties Trust	5,500	123
† Hudson City Bancorp Inc.	9,800	120
Ares Capital Corp.	7,300	114
* Signature Bank	2,900	113
		15,890
Health Care (11.6%)
* † Endo Pharmaceuticals Holdings Inc.	15,700	522
* † Incyte Corp. Ltd.	30,100	481
† Hill-Rom Holdings Inc.	13,000	467
* † Sirona Dental Systems Inc.	12,300	443
* † Humana Inc.	8,500	427
† Perrigo Co.	6,500	417
† Allergan Inc.	6,200	412
† Cooper Cos. Inc.	8,900	411
† AmerisourceBergen Corp. Class A	13,300	408
* † Bruker Corp.	28,800	404
* † Cephalon Inc.	6,400	400
† Lincare Holdings Inc.	15,650	393

† PerkinElmer Inc.	16,900	391
† Cardinal Health Inc.	11,500	380
† CIGNA Corp.	10,500	376
* † Emergency Medical Services Corp. Class A	6,900	367
* † LifePoint Hospitals Inc.	10,100	354
* † American Medical Systems Holdings Inc.	18,000	352
* † Mylan Inc.	18,500	348
† UnitedHealth Group Inc.	9,300	327
* † Health Management Associates Inc. Class A	40,900	313
† McKesson Corp.	4,600	284
* † Mettler-Toledo International Inc.	2,200	274
Medicis Pharmaceutical Corp. Class A	9,100	270
* † Community Health Systems Inc.	8,400	260
Eli Lilly & Co.	6,800	248
STERIS Corp.	4,100	136
* AMERIGROUP Corp.	1,500	64
* Medco Health Solutions Inc.	900	47
		9,976
Industrials (12.5%)
† Joy Global Inc.	7,000	492
† Cummins Inc.	5,400	489
† Parker Hannifin Corp.	6,900	483
† Seaboard Corp.	269	476
† Timken Co.	12,400	476
† Eaton Corp.	5,700	470
† Southwest Airlines Co.	35,800	468
* † UAL Corp.	19,800	468
† Toro Co.	8,200	461
† Avery Dennison Corp.	12,000	445
† Rockwell Automation Inc.	7,200	444
* † Alaska Air Group Inc.	8,500	434
† Northrop Grumman Corp.	7,000	424
* Waste Connections Inc.	10,600	420
† Nordson Corp.	5,700	420
Deere & Co.	5,900	412
† RR Donnelley & Sons Co.	23,800	404
* † Delta Air Lines Inc.	34,200	398
* † Oshkosh Corp.	14,000	385
* Stericycle Inc.	5,400	375
* † Owens Corning	13,700	351
† Regal-Beloit Corp.	5,500	323
† Crane Co.	8,400	319
† 3M Co.	3,500	303
* Amerco Inc.	3,100	246
FedEx Corp.	2,500	214
† Norfolk Southern Corp.	2,600	155
* Esterline Technologies Corp.	400	23
		10,778
Information Technology (13.5%)
* † Atmel Corp.	66,600	530
* † VeriFone Systems Inc.	16,600	516
* † Lexmark International Inc. Class A	11,300	504

* † NetApp Inc.	9,600	478
* TIBCO Software Inc.	26,700	474
* † Agilent Technologies Inc.	13,800	461
Altera Corp.	15,100	455
* Novellus Systems Inc.	17,100	455
* † VMware Inc. Class A	5,300	450
* † Advanced Micro Devices Inc.	62,000	441
* JDS Uniphase Corp.	35,500	440
* † Teradata Corp.	11,400	440
* IAC/InterActiveCorp	16,000	420
* † Rovi Corp.	8,200	413
† International Business Machines Corp.	2,900	389
* † Teradyne Inc.	34,900	389
* † Autodesk Inc.	12,100	387
† Lender Processing Services Inc.	11,500	382
* † Micron Technology Inc.	47,200	340
† Microsoft Corp.	13,400	328
* † Tech Data Corp.	8,100	326
† Computer Sciences Corp.	6,400	294
* † Veeco Instruments Inc.	7,800	272
* † Red Hat Inc.	6,400	262
Harris Corp.	4,800	213
† Plantronics Inc.	6,000	203
* AOL Inc.	8,000	198
* Avago Technologies Ltd.	7,900	178
* Intuit Inc.	3,800	166
* Lam Research Corp.	3,900	163
DST Systems Inc.	3,600	161
* † SanDisk Corp.	4,300	158
* Anixter International Inc.	2,800	151
* Motorola Inc.	17,100	146
* VeriSign Inc.	1,400	44
		11,627
Materials (6.1%)
† Cytec Industries Inc.	8,700	491
† Walter Energy Inc.	5,900	480
† Lubrizol Corp.	4,400	466
† Domtar Corp.	7,200	465
† Eastman Chemical Co.	6,200	459
† Albemarle Corp.	9,300	435
† Ashland Inc.	8,900	434
† Valspar Corp.	12,900	411
† EI du Pont de Nemours & Co.	8,100	361
† International Paper Co.	14,200	309
† Sonoco Products Co.	8,200	274
PPG Industries Inc.	3,600	262
* Rockwood Holdings Inc.	7,800	245
* Solutia Inc.	7,700	123
		5,215
Telecommunication Services (0.8%)
† AT&T Inc.	11,900	340
† Telephone & Data Systems Inc.	10,100	331

			671

	Utilities (5.7%)
† CenterPoint Energy Inc.		28,400	446
† Integrys Energy Group Inc.		8,500	443
† Pinnacle West Capital Corp.		10,500	433
	Pepco Holdings Inc.	22,900	426
† Nicor Inc.		9,200	422
	IDACORP Inc.	11,700	420
† TECO Energy Inc.		22,900	397
† CMS Energy Corp.		21,800	393
† DTE Energy Co.		8,200	377
† Energen Corp.		8,100	370
† Atmos Energy Corp.		11,500	336
	NiSource Inc.	14,800	258
	Questar Corp.	4,000	70
	DPL Inc.	1,600	42
	Hawaiian Electric Industries Inc.	1,600	36
			4,869

	Total Common Stocks - Long Positions
	(Cost $74,517)		83,265

	Common Stocks Sold Short (-96.1%)
	Consumer Discretionary (-17.4%)
*	BorgWarner Inc.	(9,600)	(505)
*	priceline.com Inc.	(1,400)	(488)
	Harley-Davidson Inc.	(16,700)	(475)
*	Apollo Group Inc. Class A	(9,200)	(473)
	Best Buy Co. Inc.	(11,500)	(470)
	American Eagle Outfitters Inc.	(31,300)	(468)
	JC Penney Co. Inc.	(16,900)	(459)
*	Morningstar Inc.	(10,300)	(459)
	Burger King Holdings Inc.	(19,100)	(456)
*	NVR Inc.	(700)	(453)
*	Penn National Gaming Inc.	(15,300)	(453)
	Lennar Corp. Class A	(28,400)	(437)
*	Harman International Industries Inc.	(12,900)	(431)
*	DreamWorks Animation SKG Inc. Class A	(13,400)	(428)
*	Kohl's Corp.	(8,100)	(427)
	Genuine Parts Co.	(9,400)	(419)
*	Pulte Group Inc.	(47,500)	(416)
*	Bally Technologies Inc.	(11,900)	(416)
*	LKQ Corp.	(19,900)	(414)
	Fortune Brands Inc.	(8,300)	(409)
*	Hyatt Hotels Corp. Class A	(10,900)	(408)
	Staples Inc.	(19,000)	(398)
*	Liberty Global Inc. Class A	(12,700)	(391)
	International Game Technology	(26,900)	(389)
*	WMS Industries Inc.	(10,100)	(385)
	Abercrombie & Fitch Co.	(9,000)	(354)

Lowe's Cos. Inc.	(15,700)	(350)
Weight Watchers International Inc.	(10,700)	(334)
Walt Disney Co.	(9,600)	(318)
* Toll Brothers Inc.	(16,000)	(304)
* GameStop Corp. Class A	(15,000)	(296)
* Live Nation Entertainment Inc.	(29,600)	(293)
* Urban Outfitters Inc.	(8,800)	(277)
* Interpublic Group of Cos. Inc.	(27,000)	(271)
Stanley Black & Decker Inc.	(4,100)	(251)
Gentex Corp.	(10,700)	(209)
* Scientific Games Corp. Class A	(20,600)	(200)
* Lamar Advertising Co. Class A	(6,000)	(191)
Scripps Networks Interactive Inc. Class A	(3,900)	(186)
* Amazon.com Inc.	(400)	(63)
* Clear Channel Outdoor Holdings Inc. Class A	(3,000)	(34)
		(14,858)
Consumer Staples (-4.4%)
Avon Products Inc.	(13,800)	(443)
Coca-Cola Co.	(7,300)	(427)
* Green Mountain Coffee Roasters Inc.	(13,300)	(415)
PepsiCo Inc.	(6,000)	(399)
* Central European Distribution Corp.	(17,200)	(384)
* Ralcorp Holdings Inc.	(6,500)	(380)
* Dean Foods Co.	(36,400)	(372)
Kellogg Co.	(6,500)	(328)
* Hansen Natural Corp.	(4,700)	(219)
CVS Caremark Corp.	(4,500)	(142)
Bunge Ltd.	(2,000)	(118)
Walgreen Co.	(2,400)	(80)
Brown-Forman Corp. Class B	(800)	(49)
		(3,756)
Energy (-7.4%)
* Cameron International Corp.	(11,500)	(494)
* Cobalt International Energy Inc.	(50,900)	(486)
* Plains Exploration & Production Co.	(18,000)	(480)
Range Resources Corp.	(11,600)	(442)
* Petrohawk Energy Corp.	(26,100)	(421)
Tidewater Inc.	(9,200)	(412)
EQT Corp.	(11,400)	(411)
Schlumberger Ltd.	(6,500)	(400)
Frontier Oil Corp.	(27,600)	(370)
Massey Energy Co.	(10,200)	(316)
Baker Hughes Inc.	(7,000)	(298)
* McDermott International Inc.	(17,600)	(260)
Cabot Oil & Gas Corp.	(8,300)	(250)
Consol Energy Inc.	(6,500)	(240)
* Atlas Energy Inc.	(8,100)	(232)
Holly Corp.	(7,400)	(213)
* Comstock Resources Inc.	(7,900)	(178)
Tesoro Corp.	(11,000)	(147)
* Dresser-Rand Group Inc.	(2,800)	(103)
* Alpha Natural Resources Inc.	(2,500)	(103)

* Quicksilver Resources Inc.	(5,900)	(74)
* Superior Energy Services Inc.	(2,700)	(72)
		(6,402)
Financials (-18.0%)
ProLogis	(40,600)	(478)
Invesco Ltd.	(22,300)	(473)
Lazard Ltd. Class A	(13,400)	(470)
National Retail Properties Inc.	(18,100)	(454)
Greenhill & Co. Inc.	(5,700)	(452)
Assured Guaranty Ltd.	(25,600)	(438)
Equity One Inc.	(25,500)	(430)
AMB Property Corp.	(16,100)	(426)
Associated Banc-Corp	(32,300)	(426)
Marshall & Ilsley Corp.	(59,200)	(417)
Marsh & McLennan Cos. Inc.	(17,200)	(415)
* Markel Corp.	(1,200)	(414)
Janus Capital Group Inc.	(37,700)	(413)
Brown & Brown Inc.	(20,400)	(412)
Wesco Financial Corp.	(1,150)	(412)
Health Care REIT Inc.	(8,700)	(412)
TFS Financial Corp.	(44,800)	(412)
Alexander's Inc.	(1,300)	(411)
Transatlantic Holdings Inc.	(8,000)	(407)
HCC Insurance Holdings Inc.	(15,500)	(404)
Corporate Office Properties Trust	(10,800)	(403)
Hartford Financial Services Group Inc.	(17,400)	(399)
Public Storage	(4,100)	(398)
AON Corp.	(10,000)	(391)
Charles Schwab Corp.	(27,400)	(381)
First Niagara Financial Group Inc.	(32,300)	(376)
Senior Housing Properties Trust	(15,900)	(374)
People's United Financial Inc.	(27,300)	(357)
Arthur J Gallagher & Co.	(13,200)	(348)
Principal Financial Group Inc.	(13,200)	(342)
Regions Financial Corp.	(46,800)	(340)
Legg Mason Inc.	(10,900)	(330)
Fidelity National Financial Inc. Class A	(20,900)	(328)
Zions Bancorporation	(15,100)	(323)
Northern Trust Corp.	(6,100)	(294)
Whitney Holding Corp.	(25,900)	(212)
* NASDAQ OMX Group Inc.	(10,600)	(206)
Bank of New York Mellon Corp.	(7,200)	(188)
BRE Properties Inc.	(4,500)	(187)
American National Insurance Co.	(2,000)	(152)
BB&T Corp.	(5,800)	(140)
White Mountains Insurance Group Ltd.	(400)	(123)
Nationwide Health Properties Inc.	(3,000)	(116)
FirstMerit Corp.	(3,300)	(60)
Westamerica Bancorporation	(1,100)	(60)
* Leucadia National Corp.	(2,400)	(57)
* E*Trade Financial Corp.	(3,000)	(44)
		(15,505)

Health Care (-10.8%)
* Covance Inc.	(10,600)	(496)
* Boston Scientific Corp.	(78,500)	(481)
* Brookdale Senior Living Inc.	(28,300)	(462)
* Celgene Corp.	(7,800)	(449)
* Onyx Pharmaceuticals Inc.	(16,300)	(430)
Techne Corp.	(6,900)	(426)
* Henry Schein Inc.	(7,200)	(422)
* Myriad Genetics Inc.	(25,500)	(418)
* Gen-Probe Inc.	(8,500)	(412)
* Mednax Inc.	(7,700)	(410)
* St. Jude Medical Inc.	(10,400)	(409)
Pfizer Inc.	(23,600)	(405)
DENTSPLY International Inc.	(12,500)	(400)
Patterson Cos. Inc.	(13,100)	(375)
Beckman Coulter Inc.	(7,300)	(356)
* VCA Antech Inc.	(16,800)	(354)
* NuVasive Inc.	(9,800)	(344)
* Dendreon Corp.	(8,100)	(334)
* Human Genome Sciences Inc.	(10,800)	(322)
Stryker Corp.	(5,800)	(290)
* Zimmer Holdings Inc.	(5,400)	(283)
* Vertex Pharmaceuticals Inc.	(6,800)	(235)
Pharmaceutical Product Development Inc.	(8,700)	(216)
* Laboratory Corp. of America Holdings	(2,700)	(212)
CR Bard Inc.	(2,600)	(212)
Medtronic Inc.	(2,200)	(74)
Baxter International Inc.	(1,000)	(48)
		(9,275)
Industrials (-12.9%)
Roper Industries Inc.	(7,100)	(463)
CH Robinson Worldwide Inc.	(6,600)	(461)
Manpower Inc.	(8,700)	(454)
* Hertz Global Holdings Inc.	(42,800)	(453)
Robert Half International Inc.	(17,400)	(452)
Con-way Inc.	(14,500)	(449)
AMETEK Inc.	(9,400)	(449)
Fluor Corp.	(9,000)	(446)
Goodrich Corp.	(5,900)	(435)
Precision Castparts Corp.	(3,400)	(433)
Harsco Corp.	(17,300)	(425)
Landstar System Inc.	(11,000)	(425)
* Jacobs Engineering Group Inc.	(10,900)	(422)
Covanta Holding Corp.	(26,000)	(410)
* AMR Corp.	(65,300)	(409)
Masco Corp.	(36,800)	(405)
KBR Inc.	(15,900)	(392)
Wabtec Corp.	(8,100)	(387)
Bucyrus International Inc. Class A	(5,500)	(381)
* Aecom Technology Corp.	(15,500)	(376)
* Quanta Services Inc.	(19,600)	(374)
Alexander & Baldwin Inc.	(9,900)	(345)

Danaher Corp.	(7,900)	(321)
Valmont Industries Inc.	(4,400)	(319)
* FTI Consulting Inc.	(8,800)	(305)
* Shaw Group Inc.	(7,300)	(245)
Towers Watson & Co. Class A	(4,500)	(221)
* Clean Harbors Inc.	(2,500)	(169)
* Verisk Analytics Inc. Class A	(5,500)	(154)
JB Hunt Transport Services Inc.	(2,900)	(101)
		(11,081)
Information Technology (-13.1%)
QUALCOMM Inc.	(11,200)	(505)
* Equinix Inc.	(4,800)	(491)
* MEMC Electronic Materials Inc.	(40,000)	(477)
* Citrix Systems Inc.	(6,800)	(464)
* NVIDIA Corp.	(39,700)	(464)
Oracle Corp.	(17,000)	(456)
* Varian Semiconductor Equipment Associates Inc.	(15,600)	(449)
Paychex Inc.	(16,200)	(445)
* Dell Inc.	(33,800)	(438)
* Arrow Electronics Inc.	(16,300)	(436)
Corning Inc.	(23,600)	(431)
Mastercard Inc. Class A	(1,900)	(426)
* Silicon Laboratories Inc.	(11,600)	(425)
* PMC - Sierra Inc.	(54,000)	(397)
* Trimble Navigation Ltd.	(11,300)	(396)
* Concur Technologies Inc.	(8,000)	(396)
* FLIR Systems Inc.	(15,000)	(386)
* Compuware Corp.	(43,100)	(368)
* Netlogic Microsystems Inc.	(13,100)	(361)
* Adobe Systems Inc.	(13,500)	(353)
Automatic Data Processing Inc.	(8,000)	(336)
Intersil Corp. Class A	(28,600)	(334)
* Nuance Communications Inc.	(20,500)	(321)
* Juniper Networks Inc.	(10,100)	(307)
* Cisco Systems Inc.	(12,600)	(276)
* ON Semiconductor Corp.	(37,900)	(273)
* Monster Worldwide Inc.	(20,600)	(267)
* eBay Inc.	(10,100)	(246)
* EMC Corp.	(6,400)	(130)
Total System Services Inc.	(8,400)	(128)
Amphenol Corp. Class A	(2,200)	(108)
		(11,290)
Materials (-6.2%)
Bemis Co. Inc.	(14,500)	(460)
Mosaic Co.	(7,800)	(458)
CF Industries Holdings Inc.	(4,700)	(449)
Praxair Inc.	(4,900)	(442)
* Pactiv Corp.	(13,200)	(435)
United States Steel Corp.	(9,800)	(430)
Royal Gold Inc.	(8,500)	(424)
Nucor Corp.	(10,200)	(390)
Allegheny Technologies Inc.	(8,200)	(381)

	Monsanto Co.	(7,900)	(379)
	Vulcan Materials Co.	(7,500)	(277)
*	Intrepid Potash Inc.	(9,300)	(242)
	Southern Copper Corp.	(6,700)	(235)
	Steel Dynamics Inc.	(8,700)	(123)
	Commercial Metals Co.	(7,100)	(103)
	Eagle Materials Inc.	(4,300)	(102)
	AK Steel Holding Corp.	(1,700)	(23)
			(5,353)
	Telecommunication Services (-0.7%)
*	SBA Communications Corp. Class A	(10,100)	(407)
*	Leap Wireless International Inc.	(18,300)	(226)
			(633)
	Utilities (-5.2%)
	National Fuel Gas Co.	(9,200)	(477)
	Aqua America Inc.	(22,200)	(453)
	Sempra Energy	(8,000)	(430)
	MDU Resources Group Inc.	(21,300)	(425)
*	AES Corp.	(36,600)	(415)
	NV Energy Inc.	(28,400)	(373)
	Southern Co.	(10,000)	(372)
*	Calpine Corp.	(27,400)	(341)
	Alliant Energy Corp.	(9,300)	(338)
	Great Plains Energy Inc.	(15,100)	(285)
*	NRG Energy Inc.	(9,500)	(198)
	Consolidated Edison Inc.	(1,600)	(77)
	FirstEnergy Corp.	(2,000)	(77)
	Progress Energy Inc.	(1,700)	(76)
	PG&E Corp.	(1,600)	(73)
	American Water Works Co. Inc.	(1,800)	(42)
			(4,452)

	Total Common Stocks Sold Short
	(Proceeds $77,717)		(82,605)

	Temporary Cash Investment (1.5%)

1	Vanguard Market Liquidity Fund, 0.261%
	(Cost $1,299)	1,299,189	1,299

†	Other Assets and Liabilities -Net (97.7%)		83,986
	Net Assets (100%)		85,945
* Non-income-producing security.
† Long security positions with a value of $48,516,000 and cash of $82,821,000 have been segregated in connection with securities sold short.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At September 30, 2010, the cost of long security positions for tax purposes was $76,265,000. Net unrealized appreciation of long security positions for tax purposes was $8,299,000, consisting of unrealized gains of $9,795,000 on securities that had risen value since their purchase and $1,496,000 in unrealized losses on securities that had fallen in value since their purchase. Tax-ba depreciation on securities sold short was $6,664,000 consisting of unrealized gains of $1,727,000 on securities that had fallen in $8,391,000 in unrealized losses on securities that had risen in value since their sale.

Short Sales: Short Sales are the sales of securities that the fund does not own. The fund may sell a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the secu from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash security positions at least equal to the market value of the security sold short. The fund later closes out the position by returning the lender, typically by purchasing the security in the open market.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MONTGOMERY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONTGOMERY FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: November 18, 2010
VANGUARD MONTGOMERY FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: November 18, 2010

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.